Labor Obligations (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Labor Obligations [Abstract]
Charges payable	R$ 73,813,000	R$ 43,222
Labor obligations to tax claims	R$ 126,966,000